Trade payables	12 Months Ended
Dec. 31, 2017
Trade payables
Trade payables

Note 10 – Trade payables

Trade payables consist of the following:

• purchase of materials and supplies;

• purchase of handsets and equipment;

• agent and retails commissions;

• procurement of services; and

• purchase of goods included in PP&E.

	As of December 31,
Current trade payables	2017	2016
PP&E	3,854	4,496
Other assets and services	4,783	3,422
Inventory	2,697	676

Subtotal trade payables	11,334	8,594
Agent commissions	149	385

	11,483	8,979
Non-current trade payables
PP&E	101	152

	101	152

Total trade payables	11,584	9,131